Movement table bad debt reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Overview of impairment changes to receivables [abstract]
Addition	€ (620)	€ (266)	€ (424)
Usage	12	190	39
Reversal	129	70	170
At the end of the period	€ (990)	€ (511)	€ (505)	€ (290)